Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events
19. Subsequent events
On March 1
4
, 202
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, the Board of Directors of the Company unanimously approved a cash dividend of US$ 0.215 (RMB1.48) per ADS, and is expected to be distributed on or around May 5, 2023 to shareholders of record as of the close of business on April 13, 2023.